Equity - Additional information - currency translation reserve (Details) € in Millions	Jun. 30, 2022 EUR (€)
Disclosure of equity [Line Items]
Net increase (decrease) in currency translation reserve	€ 1,549
TRY [member]
Disclosure of equity [Line Items]
Net increase (decrease) in currency translation reserve	834
USD [member]
Disclosure of equity [Line Items]
Net increase (decrease) in currency translation reserve	597
RUB [member]
Disclosure of equity [Line Items]
Net increase (decrease) in currency translation reserve	181
PLN [member]
Disclosure of equity [Line Items]
Net increase (decrease) in currency translation reserve	€ (55)